UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Hoya Capital High Dividend Yield ETF
RIET (Principal U.S. Listing Exchange: NYSE )
Semi - Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Hoya Capital High Dividend Yield ETF for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.hoyaetfs.com/riet. You can also request this information by contacting us at 1-833-HOYA-CAP.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hoya Capital High Dividend Yield ETF	$25	0.50%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$94,157,790
Number of Holdings	101
Net Advisory Fee	$221,792
Portfolio Turnover	17%
30-Day SEC Yield	9.09%
30-Day SEC Yield Unsubsidized	9.09%
Visit https://www.hoyaetfs.com/riet for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of Net Assets)
Annaly Capital Management, Inc.	2.2%
Rithm Capital Corporation	2.1%
AGNC Investment Corporation	2.1%
Global Net Lease, Inc.	2.1%
New York Mortgage Trust, Inc.	1.8%
Kilroy Realty Corporation	1.8%
Arbor Realty Trust, Inc.	1.7%
Alexandria Real Estate Equities, Inc.	1.7%
Healthcare Realty Trust, Inc.	1.7%
Two Harbors Investment Corporation	1.6%
Industry Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hoyaetfs.com/riet.
Hoya Capital High Dividend Yield ETF	PAGE 1	TSR-SAR-26922B840

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hoya Capital Real Estate documents not be householded, please contact Hoya Capital Real Estate at 1-833-HOYA-CAP, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hoya Capital Real Estate or your financial intermediary.
Hoya Capital High Dividend Yield ETF	PAGE 2	TSR-SAR-26922B840

Hoya Capital Housing ETF
HOMZ (Principal U.S. Listing Exchange: NYSE )
Semi - Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Hoya Capital Housing ETF for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://www.hoyaetfs.com/homz. You can also request this information by contacting us at 1-833-HOYA-CAP.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hoya Capital Housing ETF	$15	0.30%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$35,882,897
Number of Holdings	101
Net Advisory Fee	$52,235
Portfolio Turnover	6%
30-Day SEC Yield	2.48%
30-Day SEC Yield Unsubsidized	2.48%
Visit https://www.hoyaetfs.com/homz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of Net Assets)
Lowe’s Companies, Inc.	3.0%
Home Depot, Inc.	2.9%
DR Horton, Inc.	1.9%
M/I Homes, Inc.	1.8%
PulteGroup, Inc.	1.8%
Toll Brothers, Inc.	1.7%
Lennar Corporation	1.7%
KB Home	1.6%
Meritage Homes Corporation	1.6%
Taylor Morrison Home Corporation	1.6%
Industry Breakdown (% of Net Assets)

Residential REITs & Real Estate Operators (26.2%)
Homebuilders (17.5%)
Home Furnishings & Home Goods (14.5%)
Home Building Products & Materials (14.5%)
Mortgage Lenders & Servicers (11.4%)
Home Improvement Retailers (6.0%)
Property, Title & Mortgage Insurance (5.0%)
Real Estate Technology, Brokerage & Services (4.1%)
Cash & Other (0.8%)

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.hoyaetfs.com/homz.
Hoya Capital Housing ETF	PAGE 1	TSR-SAR-26922A230

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hoya Capital Real Estate documents not be householded, please contact Hoya Capital Real Estate at 1-833-HOYA-CAP, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hoya Capital Real Estate or your financial intermediary.
Hoya Capital Housing ETF	PAGE 2	TSR-SAR-26922A230

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Hoya Capital High Dividend Yield ETF (Ticker: RIET)
Hoya Capital Housing ETF (Ticker: HOMZ)
Semi-Annual Financial Statements and Additional Information
August 31, 2025 (Unaudited)

HOYA CAPITAL HIGH DIVIDEND YIELD ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.0%
Dividend Champions - 12.1%
Alexandria Real Estate Equities, Inc.	19,029	$1,568,751
Apple Hospitality REIT, Inc.	112,545	1,469,838
BXP, Inc.	19,978	1,448,605
Gaming and Leisure Properties, Inc.	27,922	1,340,535
Realty Income Corporation	23,246	1,365,935
Rithm Capital Corporation	115,981	1,435,845
Starwood Property Trust, Inc.	66,097	1,339,786
WP Carey, Inc.	21,034	1,411,381
		11,380,676
Large-Cap REITs - 13.8%
AGNC Investment Corporation	146,027	1,425,223
Annaly Capital Management, Inc.	68,700	1,455,753
Healthcare Realty Trust, Inc.	89,956	1,563,435
Healthpeak Properties, Inc.	76,655	1,375,191
Kilroy Realty Corporation	41,282	1,716,918
National Storage Affiliates Trust	37,799	1,218,262
NNN REIT, Inc.	31,383	1,346,645
Omega Healthcare Investors, Inc.	35,659	1,518,004
Sabra Health Care REIT, Inc.	74,017	1,414,465
		13,033,896
Mid-Cap REITs - 28.1%(a)
Alexander’s, Inc.	4,826	1,111,621
American Assets Trust, Inc.	54,208	1,132,947
Apollo Commercial Real Estate Finance, Inc.	107,238	1,135,650
Arbor Realty Trust, Inc.	108,935	1,300,684
Armada Hoffler Properties, Inc.	148,377	1,080,185
ARMOUR Residential REIT, Inc.	64,624	989,393
Blackstone Mortgage Trust, Inc. - Class A	68,920	1,348,075
Broadstone Net Lease, Inc.	66,798	1,241,775
Dynex Capital, Inc.	87,147	1,099,795
Easterly Government Properties, Inc.	48,713	1,115,041
Ellington Financial, Inc.	81,961	1,117,948
EPR Properties	24,466	1,327,280
Global Net Lease, Inc.	133,597	1,051,408
Highwoods Properties, Inc.	44,932	1,416,706
Innovative Industrial Properties, Inc.	18,597	1,053,706
Ladder Capital Corporation	100,263	1,165,056
MFA Financial, Inc.	110,569	1,127,804
Outfront Media, Inc.	65,778	1,228,733
Park Hotels & Resorts, Inc.	101,544	1,194,157
Ready Capital Corporation	246,469	1,049,958
RLJ Lodging Trust	145,044	1,116,839
Saul Centers, Inc.	31,668	1,082,096
Two Harbors Investment Corporation	95,178	951,780
		26,438,637

The accompanying notes are an integral part of these financial statements.

1

HOYA CAPITAL HIGH DIVIDEND YIELD ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Small-Cap REITs - 36.0%(a)
Advanced Flower Capital, Inc.	218,793	$1,019,576
AG Mortgage Investment Trust, Inc.	150,538	1,138,067
Alpine Income Property Trust, Inc.	69,308	1,058,333
Angel Oak Mortgage REIT, Inc.	112,006	1,104,379
Ares Commercial Real Estate Corporation	228,474	1,078,397
Braemar Hotels & Resorts, Inc.	516,353	1,425,134
Brandywine Realty Trust	251,880	1,073,009
BrightSpire Capital, Inc.	205,309	1,190,792
Chicago Atlantic Real Estate Finance, Inc.	71,220	1,014,173
City Office REIT, Inc.	217,870	1,509,839
Clipper Realty, Inc.	262,109	1,174,248
Community Healthcare Trust, Inc.	65,154	1,004,023
CTO Realty Growth, Inc.	57,885	1,000,253
Franklin BSP Realty Trust, Inc.	95,091	1,098,301
Gladstone Commercial Corporation	74,563	1,002,872
Global Medical REIT, Inc.	166,564	1,249,230
Invesco Mortgage Capital, Inc.	140,504	1,098,741
KKR Real Estate Finance Trust, Inc.	115,127	1,108,673
Modiv Industrial, Inc.	72,930	1,106,348
New York Mortgage Trust, Inc.	160,857	1,161,388
Nexpoint Real Estate Finance, Inc.	69,308	1,039,620
One Liberty Properties, Inc.	43,926	1,049,392
Orchid Island Capital, Inc.	149,234	1,053,592
PennyMac Mortgage Investment Trust	84,508	1,040,294
Postal Realty Trust, Inc. - Class A	78,592	1,244,897
Redwood Trust, Inc.	189,837	1,161,803
Seven Hills Realty Trust	89,256	965,750
Summit Hotel Properties, Inc.	248,845	1,363,671
TPG RE Finance Trust, Inc.	136,060	1,272,161
Universal Health Realty Income Trust	27,183	1,103,358
		33,910,314
TOTAL COMMON STOCKS (Cost $86,464,879)		84,763,523
PREFERRED STOCKS - 9.4%
Preferreds Issued by U.S. REITs - 9.4%
AG Mortgage Investment Trust, Inc., Series C, 11.05% (3 mo. Term SOFR + 6.74%), Perpetual	11,383	284,916
AGNC Investment Corporation
Series C, 9.54% (3 mo. Term SOFR + 5.37%), Perpetual	11,186	285,467
Series D, 8.91% (3 mo. Term SOFR + 4.59%), Perpetual	11,631	291,822
Annaly Capital Management, Inc.
Series F, 9.43% (3 mo. Term SOFR + 5.25%), Perpetual	11,147	287,258
Series G, 8.60% (3 mo. Term SOFR + 4.43%), Perpetual	11,515	292,366
Arbor Realty Trust, Inc., Series D, 6.38%, Perpetual	16,647	300,978

The accompanying notes are an integral part of these financial statements.

2

HOYA CAPITAL HIGH DIVIDEND YIELD ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Preferreds Issued by U.S. REITs - (Continued)
ARMOUR Residential REIT, Inc., Series C, 7.00%, Perpetual	13,977	$303,021
Chimera Investment Corporation
Series B, 10.35% (3 mo. Term SOFR + 6.05%), Perpetual	11,422	282,695
Series C, 7.75% to 9/30/2025 then 3 mo. LIBOR US + 4.74%, Perpetual(b)	12,449	289,439
Series D, 9.90% (3 mo. Term SOFR + 5.60%), Perpetual	11,570	285,895
Global Net Lease, Inc.
Series A, 7.25%, Perpetual	12,862	303,543
Series B, 6.88%, Perpetual	13,478	305,816
Series D, 7.50%, Perpetual	12,553	300,393
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	15,402	310,812
Hudson Pacific Properties, Inc., Series C, 4.75%, Perpetual	23,376	355,315
Innovative Industrial Properties, Inc., Series A, 9.00%, Perpetual	11,706	289,138
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, Perpetual	14,788	289,697
MFA Financial, Inc., Series C, 9.90% (3 mo. Term SOFR + 5.61%), Perpetual	11,754	286,915
New York Mortgage Trust, Inc.
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR US + 5.70%, Perpetual(b)	12,949	279,957
Series E, 11.28% (3 mo. LIBOR US + 6.43%), Perpetual(b)	11,769	291,636
Pebblebrook Hotel Trust, Series G, 6.38%, Perpetual	15,716	315,892
PennyMac Mortgage Investment Trust, Series C, 6.75%, Perpetual	14,702	275,368
Ready Capital Corp., Series E, 6.50%, Perpetual	18,589	289,245
Rithm Capital Corporation
Series A, 10.23% (3 mo. Term SOFR + 6.06%), Perpetual	11,334	287,884
Series B, 10.07% (3 mo. Term SOFR + 5.90%), Perpetual	11,403	287,698
RLJ Lodging Trust, Series A, 1.95%, Perpetual	11,803	287,285
Two Harbors Investment Corporation
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR US + 5.35%, Perpetual(b)	12,630	283,796
Series C, 9.44% (3 mo. Term SOFR + 5.27%), Perpetual	11,915	285,007
Vornado Realty Trust
Series M, 5.25%, Perpetual	17,279	301,000
Series N, 5.25%, Perpetual	17,383	302,812
TOTAL PREFERRED STOCKS (Cost $8,311,642)		8,833,066
SHORT-TERM INVSETMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.22%(c)	445,507	$445,507
TOTAL SHORT-TERM INVESTMENTS (Cost $445,507)		445,507
TOTAL INVESTMENTS - 99.9% (Cost $95,222,028)		$94,042,096
Other Assets in Excess of Liabilities - 0.1%		115,694
TOTAL NET ASSETS - 100.0%		$94,157,790

The accompanying notes are an integral part of these financial statements.

3

HOYA CAPITAL HIGH DIVIDEND YIELD ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

HOYA CAPITAL HOUSING ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Home Building Products & Materials - 14.5%
Beazer Homes USA, Inc.(a)	11,300	$284,308
Builders FirstSource, Inc.(a)	2,162	299,826
Cavco Industries, Inc.(a)	496	263,123
Century Communities, Inc.	4,418	291,058
Champion Homes, Inc.(a)	2,781	209,854
Dream Finders Homes, Inc. - Class A(a)	11,165	310,275
Eagle Materials, Inc.	1,093	252,374
Green Brick Partners, Inc.(a)	3,964	276,846
Installed Building Products, Inc.	1,497	391,944
Leggett & Platt, Inc.	26,893	258,442
Lennox International, Inc.	414	230,954
LGI Homes, Inc.(a)	4,549	281,628
Louisiana-Pacific Corporation	2,529	240,533
PotlatchDeltic Corporation	6,120	257,224
Rayonier, Inc.	10,049	264,088
Simpson Manufacturing Company, Inc.	1,518	290,120
TopBuild Corporation(a)	839	353,018
Watsco, Inc.	515	207,226
Weyerhaeuser Company	9,284	240,177
		5,203,018
Home Furnishings & Home Goods - 14.5%
A.O. Smith Corporation	3,625	258,426
American Woodmark Corporation(a)	4,282	276,489
Carrier Global Corporation	3,422	223,114
Floor & Decor Holdings, Inc. - Class A(a)	3,314	271,483
Fortune Brands Home & Security, Inc.	4,833	282,827
Hayward Holdings, Inc.(a)	17,849	287,012
La-Z-Boy, Inc.	5,787	213,945
Masco Corporation	3,931	288,496
Masterbrand, Inc.(a)	24,787	315,043
Mohawk Industries, Inc.(a)	2,403	318,854
Owens Corning	1,816	272,709
RH(a)	1,315	296,756
Sherwin-Williams Company	690	252,423
Somnigroup International, Inc.	3,807	319,598
Trex Company, Inc.(a)	4,268	263,037
Wayfair, Inc. - Class A(a)	6,711	500,641
Whirlpool Corporation	3,144	292,863
Williams-Sonoma, Inc.	1,539	289,624
		5,223,340
Home Improvement Retailers - 6.0%
Home Depot, Inc.	2,583	1,050,687
Lowe’s Companies, Inc.	4,238	1,093,658
		2,144,345

The accompanying notes are an integral part of these financial statements.

5

HOYA CAPITAL HOUSING ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Homebuilders - 17.5%
DR Horton, Inc.	3,949	$669,276
KB Home	9,143	581,038
Lennar Corporation - Class A	4,454	593,006
M/I Homes, Inc.(a)	4,406	648,828
Meritage Homes Corporation	7,295	566,748
Millrose Properties, Inc.	8,357	295,086
NVR, Inc.(a)	67	543,882
PulteGroup, Inc.	4,770	629,735
Taylor Morrison Home Corporation(a)	8,302	559,306
Toll Brothers, Inc.	4,494	624,666
Tri Pointe Homes, Inc.(a)	15,694	554,469
		6,266,040
Mortgage Lenders & Servicers - 11.4%
AGNC Investment Corporation	23,553	229,877
Annaly Capital Management, Inc.	11,081	234,806
Arbor Realty Trust, Inc.	21,963	262,238
Chimera Investment Corporation	16,041	227,301
Citizens Financial Group, Inc.	5,262	275,097
Ellington Financial, Inc.	16,525	225,401
Essent Group Ltd.	3,615	226,805
MFA Financial, Inc.	22,292	227,379
PennyMac Mortgage Investment Trust	17,039	209,750
PNC Financial Services Group, Inc.	1,212	251,417
Rithm Capital Corporation	18,707	231,593
Rocket Companies, Inc. - Class A	16,420	291,783
Starwood Property Trust, Inc.	10,661	216,099
Truist Financial Corporation	5,301	248,193
Two Harbors Investment Corporation	19,190	191,900
UWM Holdings Corporation	51,283	292,313
Wells Fargo & Company	2,859	234,953
		4,076,905
Property, Title & Mortgage Insurance - 5.0%
Allstate Corporation	1,025	208,537
Fidelity National Financial, Inc.	3,860	231,098
First American Financial Corporation	3,743	247,038
MGIC Investment Corporation	8,011	222,946
Old Republic International Corporation	5,561	222,273
Radian Group, Inc.	6,257	218,244
Stewart Information Services Corp.	3,428	249,696
Travelers Companies, Inc.	769	208,791
		1,808,623

The accompanying notes are an integral part of these financial statements.

6

HOYA CAPITAL HOUSING ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate Technology, Brokerage & Services - 4.1%
Anywhere Real Estate, Inc.(a)	62,338	$380,885
Compass, Inc. - Class A(a)	34,876	316,674
CoStar Group, Inc.(a)	2,815	251,914
RE/MAX Holdings, Inc. - Class A(a)	28,958	272,784
Zillow Group, Inc. - Class C(a)	3,153	265,830
		1,488,087
Residential REITs & Real Estate Operators - 26.2%(b)
American Homes 4 Rent - Class A	12,443	445,708
AvalonBay Communities, Inc.	2,366	463,381
Camden Property Trust	4,145	464,157
Centerspace	7,660	455,770
CubeSmart	11,338	463,951
Elme Communities	30,030	512,912
Equity LifeStyle Properties, Inc.	7,376	444,699
Equity Residential	6,930	458,212
Essex Property Trust, Inc.	1,739	469,895
Extra Space Storage, Inc.	3,215	461,610
Independence Realty Trust, Inc.	26,040	471,584
Invitation Homes, Inc.	14,192	444,068
Mid-America Apartment Communities, Inc.	3,067	447,230
NexPoint Residential Trust, Inc.	14,069	485,521
Public Storage	1,580	465,452
Sun Communities, Inc.	3,906	495,554
UDR, Inc.	11,869	469,656
UMH Properties, Inc.	28,443	446,271
Ventas, Inc.	7,307	497,461
Welltower, Inc.	3,141	528,568
		9,391,660
TOTAL COMMON STOCKS (Cost $31,291,731)		35,602,018
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.22%(c)	261,223	$261,223
TOTAL SHORT-TERM INVESTMENTS (Cost $261,223)		261,223
TOTAL INVESTMENTS - 99.9% (Cost $31,552,954)		$35,863,241
Other Assets in Excess of Liabilities - 0.1%		19,656
TOTAL NET ASSETS - 100.0%		$35,882,897

The accompanying notes are an integral part of these financial statements.

7

HOYA CAPITAL HOUSING ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

8

HOYA CAPITAL ETFs
Statements of Assets and Liabilities
August 31, 2025 (Unaudited)

	Hoya Capital High Dividend Yield ETF	Hoya Capital Housing ETF
ASSETS:
Investments, at value	$94,042,096	$35,863,241
Dividends receivable	154,405	28,513
Total assets	94,196,501	35,891,754
LIABILITIES:
Payable to adviser	38,711	8,857
Total liabilities	38,711	8,857
NET ASSETS	$94,157,790	$35,882,897
Net Assets Consists of:
Paid-in capital	$102,810,453	$31,889,208
Total distributable earnings/(accumulated losses)	(8,652,663)	3,993,689
Total net assets	$94,157,790	$35,882,897
Net assets	$94,157,790	$35,882,897
Shares issued and outstanding(a)	9,530,000	750,000
Net asset value per share	$9.88	$47.84
Cost:
Investments, at cost	$95,222,028	$31,552,954

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

9

HOYA CAPITAL ETFs
Statements of Operations
For the Period Ended August 31, 2025 (Unaudited)

	Hoya Capital High Dividend Yield ETF	Hoya Capital Housing ETF
INVESTMENT INCOME:
Dividend income	$4,276,480	$552,245
Total investment income	4,276,480	552,245
EXPENSES:
Investment advisory fee	221,792	52,235
Total expenses	221,792	52,235
Net investment income	4,054,688	500,010
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,426,557)	51,971
In-kind redemptions	446,537	1,519,132
Net realized gain (loss)	(1,980,020)	1,571,103
Net change in unrealized appreciation (depreciation) on:
Investments	(1,928,609)	(701,498)
Net change in unrealized appreciation (depreciation)	(1,928,609)	(701,498)
Net realized and unrealized gain (loss)	(3,908,629)	869,605
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$146,059	$1,369,615

The accompanying notes are an integral part of these financial statements.

10

HOYA CAPITAL ETFs
Statements of Changes in Net Assets

	Hoya Capital High Dividend Yield ETF		Hoya Capital Housing ETF
	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
OPERATIONS:
Net investment income (loss)	$4,054,688	$4,266,700	$500,010	$786,022
Net realized gain (loss)	(1,980,020)	(1,172,036)	1,571,103	2,368,651
Net change in unrealized appreciation (depreciation)	(1,928,609)	6,070,573	(701,498)	1,531,904
Net increase (decrease) in net assets from operations	146,059	9,165,237	1,369,615	4,686,577
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,741,830)	(4,266,700)	(423,000)	(786,022)
From return of capital	—	(3,103,400)	—	(146,984)
Total distributions to shareholders	(4,741,830)	(7,370,100)	(423,000)	(933,006)
CAPITAL TRANSACTIONS:
Shares sold	17,620,394	43,817,652	1,060,220	3,599,103
Shares redeemed	(3,968,679)	(14,333,987)	(5,492,818)	(8,306,950)
ETF transaction fees (See Note #)	—	27	—	—
Net increase (decrease) in net assets from capital transactions	13,651,715	29,483,692	(4,432,598)	(4,707,847)
Net increase (decrease) in net assets	9,055,944	31,278,829	(3,485,983)	(954,276)
NET ASSETS:
Beginning of the period	85,101,846	53,823,017	39,368,880	40,323,156
End of the period	$94,157,790	$85,101,846	$35,882,897	$39,368,880
SHARES TRANSACTIONS
Shares sold	1,810,000	4,200,000	25,000	75,000
Shares redeemed	(410,000)	(1,420,000)	(125,000)	(175,000)
Total increase (decrease) in shares outstanding	1,400,000	2,780,000	(100,000)	(100,000)

The accompanying notes are an integral part of these financial statements.

11

Hoya Capital High Dividend Yield ETF
Financial Highlights

	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Period Ended February 28, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.47	$10.06	$11.28	$14.26	$14.92
INVESTMENT OPERATIONS:
Net investment income(b)	0.44	0.59	0.61	0.62	0.23
Net realized and unrealized gain (loss) on investments(c)	(0.52)	0.85	(0.80)	(2.59)	(0.41)
Total from investment operations	(0.08)	1.44	(0.19)	(1.97)	(0.18)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.51)	(0.60)	(0.61)	(0.62)	(0.30)
Net realized gains	—	—	—	—	(0.01)
Return of capital	—	(0.43)	(0.42)	(0.39)	(0.17)
Total distributions	(0.51)	(1.03)	(1.03)	(1.01)	(0.48)
ETF transaction fees per share	—	0.00(d)	—	—	—
Net asset value, end of period	$9.88	$10.47	$10.06	$11.28	$14.26
TOTAL RETURN(e)	−0.39%	14.82%	−1.33%	−14.20%	−1.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$94,158	$85,102	$53,823	$32,385	$21,821
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.50%	0.50%	0.50%	0.50%	0.50%
After expense reimbursement/recoupment(f)	0.50%	0.50%	0.50%	0.36%(h)	0.25%(h)
Ratio of net investment income (loss) to average net assets(f)	9.14%	5.68%	5.94%	5.06%	3.42%
Portfolio turnover rate(e)(g)	17%	36%	34%	33%	7%

(a)	Inception date of the Fund was September 21, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	The Advisor contractually waived 0.25% of its management fees for the Fund from September 21, 2021 through September 30, 2022.
The accompanying notes are an integral part of these financial statements.

12

Hoya Capital Housing ETF
Financial Highlights

	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022	Year Ended February 28, 2021
PER SHARE DATA:
Net asset value, beginning of period	$46.32	$42.45	$35.07	$39.64	$35.07	$26.78
INVESTMENT OPERATIONS:
Net investment income(a)	0.64	0.83	0.72	0.63	0.42	0.49
Net realized and unrealized gain (loss) on investments(b)	1.42	4.04	7.55	(4.46)	4.71	8.82
Total from investment operations	2.06	4.87	8.27	(3.83)	5.13	9.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)	(0.84)	(0.72)	(0.64)	(0.42)	(0.87)
Net realized gains	—	—	—	—	(0.01)	—
Return of capital	—	(0.16)	(0.17)	(0.10)	(0.13)	(0.15)
Total distributions	(0.54)	(1.00)	(0.89)	(0.74)	(0.56)	(1.02)
Net asset value, end of period	$47.84	$46.32	$42.45	$35.07	$39.64	$35.07
TOTAL RETURN(c)	4.58%	11.51%	23.94%	−9.62%	14.60%	35.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$35,883	$39,369	$40,323	$35,069	$63,423	$59,625
Ratio of expenses to average net assets(d)	0.30%	0.30%	0.30%	0.30%	0.30%	0.33%(f)
Ratio of net investment income (loss) to average net assets(d)	2.87%	1.81%	1.92%	1.80%	1.03%	1.67%
Portfolio turnover rate(c)(e)	6%	20%	18%	18%	13%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Effective August 1, 2020, the management fee for the Fund was reduced from 0.45% to 0.30%.
The accompanying notes are an integral part of these financial statements.

13

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Hoya Capital High Dividend Yield ETF and Hoya Capital Housing ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Hoya Capital High Dividend Yield ETF is to track the performance, before fees and expenses, of the Hoya Capital High Dividend Yield Index (the “Index”). The investment objective of the Hoya Capital Housing ETF is to track the performance, before fees and expenses, of the Hoya Capital Housing 100™ Index (the “Index”). Hoya Capital High Dividend Yield ETF commenced operations on September 21, 2021 and Hoya Capital Housing ETF commenced operations on March 19, 2019.
The end of the reporting period for the Funds is August 31, 2025. The current fiscal period is the period from March 1, 2025 through August 31, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

14

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Hoya Capital High Dividend Yield ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$84,763,523	$—	$—	$84,763,523
Preferred Stocks	8,833,066	—	—	8,833,066
Money Market Funds	445,507	—	—	445,507
Total Investments	$94,042,096	$—	$—	$94,042,096

Hoya Capital Housing ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$35,602,018	$—	$—	$35,602,018
Money Market Funds	261,223	—	—	261,223
Total Investments	$35,863,241	$—	$—	$35,863,241

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

15

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid monthly by the Funds. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

These timing differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended February 28, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Hoya Capital High Dividend Yield ETF	$(1,061,016)	$1,061,016
Hoya Capital Housing ETF	(2,649,579)	2,649,579

I.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

16

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Hoya Capital Real Estate, LLC (the “Adviser”), serves as the investment adviser to the Funds. An affiliate of the Adviser, Hoya Capital Index Innovations (the “Index Provider”), serves as index provider to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below. The Adviser is responsible for paying the Sub-Adviser.

Hoya Capital High Dividend Yield ETF	0.50%
Hoya Capital Housing ETF	0.30%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
Hoya Capital High Dividend Yield ETF	$15,030,812	$15,435,528
Hoya Capital Housing ETF	3,127,091	2,116,440

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Hoya Capital High Dividend Yield ETF	$17,229,688	$3,893,937
Hoya Capital Housing ETF	0	5,454,255

17

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
NOTE 5 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes at February 28, 2025 were as follows:

	Hoya Capital High Dividend Yield ETF	Hoya Capital Housing ETF
Tax cost of investments	$86,618,282	$34,431,860
Gross tax unrealized appreciation	$6,570,836	$8,190,214
Gross tax unrealized depreciation	(8,369,142)	(3,278,725)
Net tax unrealized appreciation (depreciation)	(1,798,306)	4,911,489
Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Other accumulated gain (loss)	(2,258,586)	(1,864,415)
Distributable earnings (accumulated losses)	$(4,056,892)	$3,047,074

The difference between the cost basis for financial statement and federal income tax purposes is primarily due to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended February 28, 2025, the Funds did not elect to defer any post-October capital losses or late-year losses.
As of February 28, 2025, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
Hoya Capital High Dividend Yield ETF	$—	$2,258,586
Hoya Capital Housing ETF	69,236	1,795,179

The tax character of distributions paid by the Funds during the year ended February 28, 2025 were as follows:

Fund	Ordinary Income	Return of Capital
Hoya Capital High Dividend Yield ETF	$4,266,700	$3,103,400
Hoya Capital Housing ETF	$786,022	$146,984

The tax character of distributions paid by the Funds during the year ended February 29, 2024 were as follows:

Fund	Ordinary Income	Return of Capital
Hoya Capital High Dividend Yield ETF	$2,452,041	$1,711,809
Hoya Capital Housing ETF	687,124	167,226

NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market

18

HOYA CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 7 – RISKS
Concentration Risk. The Funds’ investments will be concentrated in an industry or group of industries to the extent the Indexes are so concentrated, and the Indexes are expected to be concentrated in housing and real estate-related industries. When the Funds focus their investments in a particular industry or sector, they thereby present a more concentrated risk and their performance will be especially sensitive to developments that significantly affect that industry or group of industries. In addition, the value of shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of industries. An industry may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Funds’ performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.
Construction and Housing Risk. The construction and housing industry can be significantly affected by the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

19

HOYA CAPITAL ETFs
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal year ended February 28, 2025, certain dividends paid by the Funds may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Hoya Capital High Dividend Yield ETF	4.91%
Hoya Capital Housing ETF	53.11%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2025 was as follows:

Hoya Capital High Dividend Yield ETF	4.90%
Hoya Capital Housing ETF	50.56%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Hoya Capital High Dividend Yield ETF	0.00%
Hoya Capital Housing ETF	0.00%

20

HOYA CAPITAL ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

21

HOYA CAPITAL ETFs
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Hoya Capital Housing ETF (HOMZ)
Hoya Capital High Dividend Yield ETF (RIET)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Hoya Capital Real Estate, LLC (the “Adviser”), Penserra Capital Management, LLC (the “Sub-Adviser”), and the Trust, on behalf of the Hoya Capital Housing ETF (the “Housing ETF”) and the Hoya Capital High Dividend Yield ETF (the “RIET ETF”) (each, a “Fund” and, together, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Sub-Adviser; (ii) the Funds’ historical performance; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to each Fund; (iv) comparative performance, fee, and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference twelve days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Sub-Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment sub-advisory services to other series of the Trust, and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its sub-advisory services to those funds. Additionally, at the Meeting, a Sub-Adviser representative provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and the Sub-Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, including the Adviser’s 15(c) presentation at the January 15-16, 2025, quarterly Board meeting, and deliberated, in light of this information, on the approval of the continuation of the Sub-Advisory Agreement.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the Funds’ assets; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Funds’ shares; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation

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of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next considered each Fund’s performance. Because each Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which each Fund tracked its index before fees and expenses. The Board noted that, for each of the one-year, three-year, five-year, and since inception periods ended December 31, 2024, as applicable, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner.
The Board then observed that additional information regarding each Fund’s past investment performance, for periods ended December 31, 2024, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in each Fund’s Morningstar category – US Fund Mid-Cap Value (Housing ETF) and US Fund Real Estate (RIET ETF), respectively (each, a “Category Peer Group”).
Housing ETF: The Board noted that the Fund underperformed its broad-based securities market index, the S&P 500 Index, over the one-, three-, five-year, and since inception periods. The Board further noted that the Fund underperformed an additional benchmark, the S&P MidCap 400 Index, over the one- and three-year periods, but outperformed the same benchmark over the five-year and since inception periods. The S&P 500 Index provides an indication of the performance of U.S. large-cap companies, while the S&P MidCap 400 Index provides an indication of the performance of U.S. mid-sized companies. In its consideration of the Fund’s returns relative to its benchmarks, the Board noted that the Fund seeks to provide investors with exposure to companies in a very specific industry (i.e., companies involved in the U.S. housing industry), not broad exposure to the large-cap or mid-cap equity markets.
The Board noted that the Fund underperformed the median return of its Peer Group and Category Peer Group over the one-year period but outperformed the same peer groups over the five-year period. The Board further noted that the Fund outperformed the median return of its Peer Group over the three-year period but underperformed its Category Peer Group over the same period. The Board took into consideration that although the Fund invests a significant portion of its assets in real estate investment trusts (“REITs”), the Fund is classified by Morningstar among mid-cap value ETFs, rather than real estate ETFs, given its significant allocation to companies that build homes or provide related products or services. Accordingly, the Board considered that the Housing ETF’s Category Peer Group is comprised of ETFs that do not invest primarily in the real estate sector or real estate-related companies.
RIET ETF: The Board noted that the Fund underperformed its benchmark, the Dow Jones U.S. Real Estate Index, for the one-year, three-year, and since inception periods. The Dow Jones U.S. Real Estate Index is designed to track the performance of REIT and other companies that invest directly or indirectly in real estate through development, management, or ownership, including property agencies. In its consideration of the Fund’s returns relative to its benchmark, the Board noted that the Fund’s underlying index also seeks diversified exposure to U.S. listed real estate-related securities, including REITs; however, the Fund’s underlying index uses screens to identify and select real estate investments that provide income through high dividend yields.
The Board noted that the Fund outperformed the median return of its Peer Group but underperformed the median return of its Category Peer Group over the one-year period. The Board further noted that the Fund performed in-line with both Peer Groups over the three-year period. The Board took into consideration that although the Fund shares similar investment characteristics with the index-based funds included in its Peer Group and Category Peer Group, the Fund focuses more specifically on securities with high dividend yields, especially in contrast to the Category Peer Group. The Board also considered that the RIET ETF invests primarily in equity REITs; whereas, certain of its peer funds invest significantly in mortgage REITs.
The Board also considered that the RIET ETF commenced operations on September 21, 2021, just over three years prior to December 31, 2024, which was a relatively short period of time over which to evaluate the RIET ETF’s performance and draw meaningful conclusions about its management.
Cost of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are

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paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that may execute a limited amount of the brokerage transactions for the Funds and, consequently, the Sub-Adviser would benefit indirectly from any commissions paid to such affiliated broker-dealer. The Board noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that although each Fund’s sub-advisory fee includes asset-level breakpoints, because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/10/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11/10/2025

* Print the name and title of each signing officer under his or her signature.